Note 20 - Information on the Asset Types and the Associated Transactions (Detail) - Information on the Asset Types and the Associated Transactions [Member] - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Trading securities not derecognized due to the following transactions:
Repurchase agreements		€ 31,329	€ 33,980
Securities lending agreements		13,001	41,621
Total return swaps		1,615	1,835
Other		2,341	6,589
Total trading securities, assets		48,285	84,025
Other trading assets		90	69
Non-trading financial assets mandatory at fair value through profit and loss		439	1,289
Financial assets at fair value through other comprehensive income		2,537	4,286
Loans at amortized cost	[1]	310	408
Other		236	0
Total		51,897	90,076
Carrying amount of associated liabilities		€ 37,790	€ 46,218

[1]	Loans where the associated liability is recourse only to the transferred assets had NIL carrying value and fair value as at December 31, 2019 and December 31, 2018. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.